Operating Leases	12 Months Ended
Dec. 31, 2011
Operating Leases [Abstract]
OPERATING LEASES

NOTE 18 – OPERATING LEASES

The Company leases certain stores, warehouses, manufacturing facilities, office space and equipment. Renewal options are available on the majority of leases and, under certain conditions, options exist to purchase certain properties. Rental expense for operating leases, recognized on a straight-line basis over the lease term in accordance with the Leases Topic of the ASC was $292,516, $282,309 and $284,078 for 2011, 2010 and 2009, respectively. Certain store leases require the payment of contingent rentals based on sales in excess of specified minimums. Contingent rentals included in rent expense were $36,917, $37,602 and $36,228 in 2011, 2010 and 2009, respectively. Rental income, as lessor, from real estate leasing activities and sublease rental income for all years presented was not significant. The following schedule summarizes the future minimum lease payments under noncancellable operating leases having initial or remaining terms in excess of one year at December 31, 2011:

2012	$246,610
2013	216,972
2014	184,027
2015	150,861
2016	114,627
Later years	177,821

Total minimum lease payments	$1,090,918